Note 12	12 Months Ended
Dec. 31, 2022
Financial assets at fair value through profit or loss [abstract]
Disclosure of financial instruments at fair value through profit or loss [text block]	Financial assets and liabilities designated at fair value through profit or loss
The breakdown of the balance under these headings in the consolidated balance sheets is as follows:

Financial assets and liabilities designated at fair value through profit or loss (Millions of Euros)
	Notes	2022	2021	2020
ASSETS
Debt securities	7.2.2 / 8.1	913	1,092	1,117
LIABILITIES
Customer deposits		700	809	902
Debt certificates issued		3,288	3,396	4,531
Other financial liabilities: Unit-linked products		6,592	5,479	4,617
Total liabilities	8.1	10,580	9,683	10,050
Within “Financial liabilities designated at fair value through profit or loss”, liabilities linked to insurance products where the policyholder bears the risk (unit-link) are recorded. Since the liabilities linked to insurance products in which the policyholder assumes the risk are valued the same way as the assets associated to these insurance products, there is no credit risk component borne by the Group in relation to these liabilities.
In addition, the assets and liabilities are included in these headings to reduce inconsistencies (asymmetries) in the valuation of those operations and those used to manage their risk.